Equity (Schedule of Stock Option Activity) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of Options
Options Outstanding as of December 31, 2016 | shares	2,615,461
Granted | shares	2,139,698
Exercised | shares	(604,536)
Forfeited | shares	(819,670)
Options Outstanding as of December 31, 2017 | shares	3,330,953
Options exercisable as of December 31, 2017 | shares	1,109,094
Weighted Average Exercise Price
Options Outstanding as of December 31, 2016 | $ / shares	$ 37.21
Granted | $ / shares	20.41
Exercised | $ / shares	10.84
Forfeited | $ / shares	35.89
Options Outstanding as of December 31, 2017 | $ / shares	31.53
Options exercisable as of December 31, 2017 | $ / shares	$ 49.68